Defined Contribution Plan (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Defined Contribution Plan (Textual)
Employees defer compensation, percentage	100.00%
Employee deferrals contributions, description	The Company began matching in the fourth quarter of 2017 on deferrals at 100% of deferrals up to 3% of one's contributions and 50% on deferrals over 3%, but not exceeding 5% of one's contributions up through the Restatement.
Employee contributions, vesting percentage	100.00%
Employee deferrals, vesting term	6 years
Contributions cost		$ (4,359)	$ 27,000	$ 7,779	$ 27,000